Related Party Transaction	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION
18.	RELATED PARTY TRANSACTION
There is no material related party transaction for the years ended March 31, 2017, 2018 and 2019.